NATURE OF OPERATIONS, BASIS OF PRESENTATION AND GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Working Capital	$ 1,076,881
Net Cash Provided by (Used in) Operating Activities	657,009	$ 628,103
Retained Earnings (Accumulated Deficit)	$ 9,307,137	$ 8,544,232